UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001857228
Central Index Key Number of sponsor: N/A

Mello Mortgage Capital Acceptance 2024-SD1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0002018867
Central Index Key Number of underwriter (if applicable): N/A

Gregg Smallwood, (888) 337-6888
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3 and Exhibit 99.1 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for Consolidated Analytics

Schedule 1 – Narrative
Schedule 2 – Data Compare Report
Schedule 3 – Due Diligence Standard
Schedule 4 – Grading Summary Report
Schedule 5 – Valuation Summary Report
Schedule 6 – Modification Review Report
Schedule 7 – Pay History Review Report
Schedule 8 – Risk Summary Report
Schedule 9 – Assignment Summary Report
Schedule 10 – Master Data Output Report
Schedule 11 – Liens Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: April 12, 2022

MELLO SECURITIZATION DEPOSITOR LLC
(Securitizer)

By:	/s/ Jeff DerGurahian
	Name:	Jeff DerGurahian
	Title:	President

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for Consolidated Analytics

Schedule 1 – Narrative
Schedule 2 – Data Compare Report
Schedule 3 – Due Diligence Standard
Schedule 4 – Grading Summary Report
Schedule 5 – Valuation Summary Report
Schedule 6 – Modification Review Report
Schedule 7 – Pay History Review Report
Schedule 8 – Risk Summary Report
Schedule 9 – Assignment Summary Report
Schedule 10 – Master Data Output Report
Schedule 11 – Liens Report